STOCKHOLDERS' EQUITY (Details) (USD $)	12 Months Ended			0 Months Ended		3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Jun. 23, 2013	Mar. 07, 2014	Mar. 31, 2015
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						0.1
Preferred stock, authorized shares (in shares)	1,000,000		1,000,000			1,000,000
Preferred stock, par value	$ 0.0001		$ 0.0001			0.0001
Preferred stock, outstanding shares (in shares)	0		0			0
Preferred stock, shares issued (in shares)			0
Common stock, authorized shares (in shares)	55,000,000		55,000,000			55,000,000
Common stock, par value	$ 0.0001		$ 0.0001			0.0001
Common stock, shares issued (in shares)	13,428,736		14,922,497			14,922,497
2012 Stock Compensation Plan
Class of Stock [Line Items]
Restricted shares issued (in shares)		111,691
Share-based compensation, shares forfeited (in shares)	1,500
Share-based compensation	$ 1,098,000
Share-based compensation, number of shares authorized (in shares)			792,513			792,513
2012 Stock Compensation Plan | Restricted stock
Class of Stock [Line Items]
Share-based compensation, number of shares authorized (in shares)			396,256			396,256
2013 Non-Employee Director Plan
Class of Stock [Line Items]
Share-based compensation, number of shares authorized (in shares)			400,000			400,000
Share-based compensation, number of shares remaining for issuance (in shares)			321,980			321,980
2013 Non-Employee Director Plan | Restricted stock
Class of Stock [Line Items]
Share-based compensation (in shares)	26,072		51,948
Share-based compensation	200,000		200,000
Share based compensation, weighted-average grant date fair value	$ 7.67		$ 3.85
Common Stock | 2012 Stock Compensation Plan
Class of Stock [Line Items]
Share-based compensation (in shares)				111,691
Maximum | 2012 Stock Compensation Plan
Class of Stock [Line Items]
Share-based compensation (in shares)		125,020
Former SAE Common Stockholders
Class of Stock [Line Items]
Equity interest issued and issuable (in shares)					$ 254,558
Merger Agreement [Member]
Class of Stock [Line Items]
Common Stock Shares Deposit In Escrow, Period						30 days